SUPPLEMENT TO THE STATEMENTS OF ADDITIONAL INFORMATION
OF

WELLS FARGO ALLOCATION FUNDS
WELLS FARGO ALTERNATIVE FUNDS
WELLS FARGO COREBUILDER SHARES
WELLS FARGO DOW JONES TARGET DATE FUNDS
WELLS FARGO DYNAMIC TARGET DATE FUNDS
WELLS FARGO EQUITY GATEWAY FUNDS
WELLS FARGO INCOME FUNDS
WELLS FARGO INTERNATIONAL EQUITY FUNDS
WELLS FARGO LARGE CAP STOCK FUNDS
WELLS FARGO MONEY MARKET FUNDS
WELLS FARGO MUNICIPAL INCOME FUNDS
WELLS FARGO SMALL TO MID CAP STOCK FUNDS
WELLS FARGO SPECIALTY FUNDS
WELLS FARGO VARIABLE TRUST FUNDS
WELLS FARGO WEALTHBUILDER PORTFOLIOS
(Each, a “Fund” and together, the “Funds”)

Effective immediately, the following paragraph is added in the Funds’ Statement of Additional Information in the section entitled “Permitted Investment Activities and Certain Associated Risks – Foreign Securities and Currency Transactions”:

Market Disruptions and Geo-Political Risks

In June 2016, the United Kingdom (UK) voted to leave the European Union (EU) following a referendum referred to as “Brexit”.  It is expected that the UK will exit the EU within two years; however, the exact timeframe for the UK’s exit is unknown. There is considerable uncertainty about how the UK exit from the EU will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how the financial markets will react.  In addition, it is not yet known whether Brexit will increase the likelihood of other EU member countries seeking to depart the EU (or possibly the UK). Immediately following the vote, markets in the UK, Europe and the world were negatively impacted.  In light of the uncertainties surrounding the impact of Brexit on the broader global economy, the negative impact could be significant, potentially resulting in increased volatility and illiquidity and lower economic growth for companies that rely significantly on Europe for their business activities and revenues. Any further exits from the EU, or the possibility of such exits, would likely cause additional market disruption globally and introduce new legal and regulatory uncertainties.

July 27, 2016